Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2018
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 22,120,000	$ 35,509,000
Lease Liability related to Director	16,963,000	29,913,000
Allowances for credit loss	0
Interest Expense	151,148,000	126,628,000	$ 165,827,000
Amounts owed from Topco	0	0
Term loan agreement				$ 317,760,000
Contingent Consideration			159,302,000
Additional contributions			$ 26,000,000
Percentage of owns share capital			100.00%
Remaining loan balance		10,694,000
Additional ordinary shares		233,376
P G H L Receivable
Related Party Transaction [Line Items]
Interest Expense	0	0	$ 0
Receivable Balance	0	$ 0
Directors [Member]
Related Party Transaction [Line Items]
Operating lease right-of-use assets	2,867,000
Lease Liability related to Director	$ 3,327,000